Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed maturities, amortized cost	$ 13,415.3	$ 11,373.9
Nonredeemable preferred stocks, cost	445.7	404.0
Common equities, cost	1,451.1	1,370.3
Short-term investments, amortized cost	1,272.6	1,990.0
Premiums receivable, allowance for doubtful accounts	142.4	138.6
Reinsurance recoverables, paid losses and loss adjustment expenses	44.3	38.9
Property and equipment, accumulated depreciation	$ 680.4	$ 625.0
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900.0	900.0
Common Shares, issued (shares)	797.6	797.7
Common Shares, treasury shares (shares)	201.8	193.1